ORDINARY SHARES	6 Months Ended
Jun. 30, 2022
ORDINARY SHARES
ORDINARY SHARES

13.         ORDINARY SHARES

5,000,000,000 shares was authorized at par value of USD 0.00001 per share. The ordinary shares include Class A ordinary shares and Class B ordinary shares. Each Class A ordinary share is entitled to one vote and each Class B ordinary share is entitled to twenty votes on all matters that are subject to shareholder vote. All classes of ordinary shares are entitled to the same dividend right. Class B ordinary shares could be converted into Class A ordinary shares, at the option of the holders, on one-for-one basis. All Class B ordinary shares are beneficially owned by Mr. Zhou, the Chairman of the Company.

As of December 31, 2021, there were 310,486,975 ordinary shares outstanding, with par value of $0.00001 per share, consisting of 270,666,389 Class A ordinary shares and 39,820,586 Class B ordinary shares. As of June 30, 2022, there were 312,459,711 ordinary shares outstanding, with par value of $0.00001 per share, consisting of 272,639,125 Class A ordinary shares and 39,820,586 Class B ordinary shares.